Concentrations (Details) - Schedule of concentration of customers, suppliers & geographic area - USD ($)	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Suppliers A [Member]
Concentration Risk [Line Items]
Purchase		$ 511,150
Concentration risk, percentage		69.00%
Suppliers B [Member]
Concentration Risk [Line Items]
Purchase	$ 725,439
Concentration risk, percentage	82.00%
Suppliers C [Member]
Concentration Risk [Line Items]
Purchase	$ 122,474	$ 134,063
Concentration risk, percentage	14.00%	18.00%